UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         August 4, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           79

Form 13F Information Table Value Total:     $156,216 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13F INFORMATION TABLE
                                            June 30, 2008


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7    COLUMN 8

                                                                                      INVESTMENT
                               TITLE                     VALUE    SHRS OR SH/ PUT/    DISCRETION        OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP     (X$1000)  PRN AMT PRN CALL SOLE SHARED OTHERS   MGRS  SOLE  SHARED   NONE


3M CO                         COM             88579Y101   1,145    16,459 SH        SOLE                NONE  0     0      16,459
AFLAC INC                     COM               1055102   6,194    98,627 SH        SOLE                NONE  0     0      98,627
ALTRIA GROUP INC              COM             02209S103   2,784   135,400 SH        SOLE                NONE  0     0     135,400
AMERICAN EXPRESS CO           COM              25816109     377     9,998 SH        SOLE                NONE  0     0       9,998
AMERICAN INTL GROUP INC       COM              26874107   3,717   140,466 SH        SOLE                NONE  0     0     140,466
APACHE CORP                   COM              37411105     273     1,966 SH        SOLE                NONE  0     0       1,966
AT & T INC                    COM             00206R102   4,611   136,852 SH        SOLE                NONE  0     0     136,852
BANK OF NEW YORK MELLON CORP  COM              64058100     623    16,471 SH        SOLE                NONE  0     0      16,471
BANKRATE INC                  COM             06646V108   1,301    33,300 SH        SOLE                NONE  0     0      33,300
BELO CORP                     COM SER A        80555105     336    46,000 SH        SOLE                NONE  0     0      46,000
BERKSHIRE HATHAWAY INC DEL    CL A             84670108   1,570        13 SH        SOLE                NONE  0     0          13
BERKSHIRE HATHAWAY INC DEL    CL B             84670207   2,965       739 SH        SOLE                NONE  0     0         739
BP PLC                        SPONSORED ADR    55622104   3,545    50,961 SH        SOLE                NONE  0     0      50,961
BRIGGS & STRATTON CORP        COM             109043109     219    17,306 SH        SOLE                NONE  0     0      17,306
BURLINGTON NORTHN SANTA FE C  COM             12189T104     939     9,400 SH        SOLE                NONE  0     0       9,400
CARNIVAL CORP                 PAIRED CTF      143658300   3,045    92,380 SH        SOLE                NONE  0     0      92,380
CATERPILLAR INC DEL           COM             149123101   3,639    49,296 SH        SOLE                NONE  0     0      49,296
CHEVRON CORP NEW              COM             166764100   5,179    52,248 SH        SOLE                NONE  0     0      52,248
CHUBB CORP                    COM             171232101   4,302    87,784 SH        SOLE                NONE  0     0      87,784
CISCO SYS INC                 COM             17275R102     314    13,503 SH        SOLE                NONE  0     0      13,503
CLEVELAND CLIFFS INC          COM             185896107     250     2,100 SH        SOLE                NONE  0     0       2,100
COCA COLA CO                  COM             191216100   1,188    22,857 SH        SOLE                NONE  0     0      22,857
COMCAST CORP NEW              CL A            20030N101     455    23,987 SH        SOLE                NONE  0     0      23,987
CONOCOPHILLIPS                COM             20825C104   1,679    17,788 SH        SOLE                NONE  0     0      17,788
COVIDIEN LTD                  COM             G2552X108   4,045    84,462 SH        SOLE                NONE  0     0      84,462
DEERE & CO                    COM             244199105   4,566    63,300 SH        SOLE                NONE  0     0      63,300
DEVON ENERGY CORP NEW         COM             25179M103   1,682    14,000 SH        SOLE                NONE  0     0      14,000
DOVER CORP                    COM             260003108   3,602    74,461 SH        SOLE                NONE  0     0      74,461
DOW CHEM CO                   COM             260543103     230     6,600 SH        SOLE                NONE  0     0       6,600
ELAN PLC                      ADR             284131208     213     6,000 SH        SOLE                NONE  0     0       6,000
EMERSON ELEC CO               COM             291011104     325     6,578 SH        SOLE                NONE  0     0       6,578
EXXON MOBIL CORP              COM             30231G102  16,773   190,320 SH        SOLE                NONE  0     0     190,320
GENERAL ELECTRIC CO           COM             369604103   4,196   157,217 SH        SOLE                NONE  0     0     157,217
HALLIBURTON CO                COM             406216101     212     4,000 SH        SOLE                NONE  0     0       4,000
INTERNATIONAL BUSINESS MACHS  COM             459200101     373     3,150 SH        SOLE                NONE  0     0       3,150
JOHNSON & JOHNSON             COM             478160104   2,285    35,514 SH        SOLE                NONE  0     0      35,514
KRAFT FOODS INC               CL A            50075N104     755    26,546 SH        SOLE                NONE  0     0      26,546
LOEWS CORP                    COM             540424108     263     5,600 SH        SOLE                NONE  0     0       5,600
MERCK & CO INC                COM             589331107   1,557    41,306 SH        SOLE                NONE  0     0      41,306
NEWS CORP                     CL B            65248E203   1,371    89,300 SH        SOLE                NONE  0     0      89,300
NORFOLK SOUTHERN CORP         COM             655844108     752    12,000 SH        SOLE                NONE  0     0      12,000
NORTHERN TR CORP              COM             665859104   1,447    21,100 SH        SOLE                NONE  0     0      21,100
NUCOR CORP                    COM             670346105     299     4,000 SH        SOLE                NONE  0     0       4,000
PEPSICO INC                   COM             713448108     773    12,155 SH        SOLE                NONE  0     0      12,155
PFIZER INC                    COM             717081103   2,090   119,645 SH        SOLE                NONE  0     0     119,645
PHILIP MORRIS INTL INC        COM             718172109   4,761    96,400 SH        SOLE                NONE  0     0      96,400
POTASH CORP SASK INC          COM             73755L107  15,451    67,600 SH        SOLE                NONE  0     0      67,600
PROCTER & GAMBLE CO           COM             742718109   5,251    86,358 SH        SOLE                NONE  0     0      86,358
QUALCOMM INC                  COM             747525103     599    13,500 SH        SOLE                NONE  0     0      13,500
REGIS CORP MINN               COM             758932107   4,252   161,378 SH        SOLE                NONE  0     0     161,378
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206   4,003    48,994 SH        SOLE                NONE  0     0      48,994
SALESFORCE COM INC            COM             79466L302     304     4,458 SH        SOLE                NONE  0     0       4,458
SCHLUMBERGER LTD              COM             806857108   6,016    55,996 SH        SOLE                NONE  0     0      55,996
SIGMA ALDRICH CORP            COM             826552101   6,515   120,970 SH        SOLE                NONE  0     0     120,970
TYCO INTL LTD BERMUDA         SHS             G9143X208   3,576    89,323 SH        SOLE                NONE  0     0      89,323
US BANCORP DEL                COM NEW         902973304     235     8,425 SH        SOLE                NONE  0     0       8,425
UNION PAC CORP                COM             907818108     212     2,804 SH        SOLE                NONE  0     0       2,804
UNITED TECHNOLOGIES CORP      COM             913017109     271     4,400 SH        SOLE                NONE  0     0       4,400
VERIZON COMMUNICATIONS INC    COM             92343V104     356    10,066 SH        SOLE                NONE  0     0      10,066
VIACOM INC NEW                CL B            92553P201   1,440    47,154 SH        SOLE                NONE  0     0      47,154
VODAFONE GROUP PLC NEW        COM             92857W209     510    17,321 SH        SOLE                NONE  0     0      17,321
WELLS FARGO & CO NEW          COM             949746101     908    38,222 SH        SOLE                NONE  0     0      38,222
WILMINGTON TRUST CORP         COM             971807102   2,814   106,415 SH        SOLE                NONE  0     0     106,415
WYETH                         COM             983024100     283     5,900 SH        SOLE                NONE  0     0       5,900

TOTAL                                                   156,216







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